Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2021	$20,380	$156,008	$16,000	$192,388
Additions	—	1,694	9,897	11,591
Reclassifications	—	14,495	(14,495)	—
Balance at December 31, 2021	$20,380	$172,197	$11,402	$203,979
Additions	—	2,899	15,562	18,461
Disposals	—	(29,214)	—	(29,214)
Reclassifications	—	9,594	(9,594)	—
Balance at December 31, 2022	$20,380	$155,476	$17,370	$193,226
Additions	—	6,059	23,638	29,697
Disposals	—	—	—	—
Reclassifications	—	13,530	(13,530)	—
Balance at December 31, 2023	$20,380	$175,065	$27,478	$222,923
Accumulated amortization and impairment—
Balance at January 1, 2021	$—	$(95,800)	$(1,020)	$(96,820)
Amortization for the year	—	(25,410)	—	(25,410)
Balance at December 31, 2021	$—	$(121,210)	$(1,020)	$(122,230)
Amortization for the year	—	(21,655)	—	(21,655)
Disposals	—	29,214	—	29,214
Balance at December 31, 2022	$—	$(113,651)	$(1,020)	$(114,671)
Amortization for the year	—	(20,266)	—	(20,266)
Disposals	—	—	—	—
Balance at December 31, 2023	$—	$(133,917)	$(1,020)	$(134,937)
Carrying amounts -
At December 31, 2021	$20,380	$50,987	$10,382	$81,749
At December 31, 2022	$20,380	$41,825	$16,350	$78,555
At December 31, 2023	$20,380	$41,148	$26,458	$87,986